Equity (Details) - Schedule of warrant shares granted to investors - Warrant [Member]	12 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Ordinary shares number Outstanding, warrants outstanding beginning balance | shares
Weighted Average Exercise Price, warrants outstanding beginning balance | $ / shares
Contractual Life in Year, warrants outstanding
Intrinsic Value, warrants outstanding beginning balance | $
Ordinary shares number Outstanding, warrants exercisable beginning balance | shares
Weighted Average Exercise Price, warrants exercisable beginning balance | $ / shares
Contractual Life in Year, warrants exercisable
Intrinsic Value, warrants exercisable beginning balance | $
Ordinary shares number Outstanding, warrants granted | shares	2,316,669
Weighted Average Exercise Price, warrants granted | $ / shares	$ 4.75
Contractual Life in Year, warrants granted	2 years 4 months 20 days
Intrinsic Value, warrants granted | $
Ordinary shares number Outstanding, warrants exercises | shares	(303,850)
Weighted Average Exercise Price, warrants exercises | $ / shares	$ 4.4
Intrinsic Value, warrants exercises | $
Ordinary shares number Outstanding, warrants expired | shares
Weighted Average Exercise Price, warrants expired | $ / shares
Intrinsic Value, warrants expired | $
Ordinary shares number Outstanding, warrants outstanding ending balance | shares	2,012,819
Weighted Average Exercise Price, warrants outstanding ending balance | $ / shares	$ 4.81
Contractual Life in Year, warrants outstanding	1 year 8 months 1 day
Intrinsic Value, warrants outstanding ending balance | $
Ordinary shares number Outstanding, warrants Exercisable ending balance | shares	2,012,819
Weighted Average Exercise Price, warrants Exercisable ending balance | $ / shares	$ 4.81
Contractual Life in Year, warrants Exercisable	1 year 8 months 1 day
Intrinsic Value, warrants Exercisable ending balance | $